Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000030126
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Investor Shares
Account Value	$ 26,037	$ 22,770	$ 19,885	$ 17,125	$ 19,799	$ 14,204	$ 14,872	$ 13,228	$ 11,851	$ 10,245	$ 10,000
C000164665
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Value Fund - Institutional Shares
Account Value	$ 1,322,507	1,154,307	1,006,231	864,962	997,972	714,715	746,857	663,130	593,055	512,248	500,000
C000030128
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Dividend Focus Fund - Investor Shares
Account Value	$ 30,469	28,338	24,451	20,078	23,003	16,351	16,685	13,946	12,544	10,725	10,000
C000110096
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Small Cap Fund - Investor Shares
Account Value	$ 22,574	20,650	19,078	16,564	18,145	11,774	12,763	12,851	11,649	10,055	10,000
C000164667
Account Value [Line Items]
Line Graph and Table Measure Name	FAM Small Cap Fund - Institutional Shares
Account Value	$ 1,140,682	1,042,553	962,424	834,486	913,090	592,125	641,155	644,892	583,708	503,079	500,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,796,808	1,560,221	1,252,625	1,047,398	1,171,793	832,274	774,172	701,132	613,016	519,963	500,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 35,936	31,204	25,053	20,948	23,436	16,645	15,483	14,023	12,260	10,399	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,796,808	1,560,221	1,252,625	1,047,398	1,171,793	832,274	774,172	701,132	613,016	519,963	500,000
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,678	22,289	19,746	17,182	20,776	13,869	14,187	13,157	11,713	10,056	10,000
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 1,283,902	1,114,446	987,324	859,107	1,038,775	693,447	709,336	657,857	585,669	502,789	500,000
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 25,678	22,289	19,746	17,182	20,776	13,869	14,187	13,157	11,713	10,056	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,898	18,479	16,790	14,951	19,987	12,335	13,211	13,663	11,621	9,327	10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 994,915	$ 923,944	$ 839,521	$ 747,525	$ 999,331	$ 616,774	$ 660,535	$ 683,142	$ 581,072	$ 466,347	$ 500,000